Business Acquisition - Schedule of Purchase Price Allocation to Identifiable Finite-Lived Intangible Assets Acquired (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 43,621
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Total intangible assets	$ 13,790
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Total intangible assets	$ 3,229
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Total intangible assets	$ 24,265
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Total intangible assets	$ 2,337